General Information - Summary of Consolidated Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Total assets	₩ 33,662,545	₩ 34,632,214
Total liabilities	18,111,112	19,491,530
Operating revenues	24,440,647	24,899,189	₩ 23,436,050
Profit (loss) for the year	₩ 746,256	₩ 695,868	₩ 719,412
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Powertel Co., Ltd.	KT Powertel Co., Ltd.	KT Powertel Co., Ltd.
Total assets	₩ 119,694	₩ 118,052	₩ 124,064
Type of Business	Trunk Radio System (TRS) business
Total liabilities	₩ 18,833	19,766	28,217
Location	Korea
Operating revenues	₩ 65,897	₩ 62,846	65,620
Controlling percentage ownership	44.80%	44.80%
Profit (loss) for the year	₩ 3,809	₩ 3,085	₩ (5,545)
Closing month	December
KT Linkus Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Linkus Co., Ltd.	KT Linkus Co., Ltd.	KT Linkus Co., Ltd
Total assets	₩ 58,372	₩ 70,494	₩ 54,147
Type of Business	Public telephone maintenance
Total liabilities	₩ 54,022	62,088	44,895
Location	Korea
Operating revenues	₩ 84,519	₩ 97,892	106,337
Controlling percentage ownership	92.40%	92.40%
Profit (loss) for the year	₩ (3,212)	₩ (2,258)	₩ 1,216
Closing month	December
KT Submarine Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.
Total assets	₩ 116,813	₩ 120,947	₩ 130,715
Type of Business	Submarine cable construction and maintenance
Total liabilities	₩ 14,032	18,452	27,530
Location	Korea
Operating revenues	₩ 110,201	₩ 55,244	61,652
Controlling percentage ownership	39.30%	39.30%
Profit (loss) for the year	₩ 1,197	₩ 486	₩ (4,286)
Closing month	December
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.
Total assets	₩ 318,456	₩ 279,878	₩ 272,492
Type of Business	Security service
Total liabilities	₩ 193,737	153,841	140,314
Location	Korea
Operating revenues	₩ 392,489	₩ 332,063	328,262
Controlling percentage ownership	86.80%	86.80%
Profit (loss) for the year	₩ 212	₩ (4,875)	₩ 166
Closing month	December
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hitel Co., Ltd.	KT Hitel Co., Ltd.	KT Hitel Co., Ltd.
Total assets	₩ 288,949	₩ 279,818	₩ 272,708
Type of Business	Data communication
Total liabilities	₩ 92,599	74,769	66,043
Location	Korea
Operating revenues	₩ 350,231	₩ 323,065	279,117
Controlling percentage ownership	67.10%	67.10%
Profit (loss) for the year	₩ 2,080	₩ 1,426	₩ 657
Closing month	December
KT service bukbu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Bukbu Co., Ltd.	KT Service Bukbu Co., Ltd.	KT Service Bukbu Co., Ltd.
Total assets	₩ 60,825	₩ 64,802	₩ 30,599
Type of Business	Opening services of fixed line
Total liabilities	₩ 56,554	58,984	23,964
Location	Korea
Operating revenues	₩ 217,451	₩ 219,427	195,961
Controlling percentage ownership	67.30%	67.30%
Profit (loss) for the year	₩ (871)	₩ (445)	₩ (31)
Closing month	December
KT service nambu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Nambu Co., Ltd.	KT Service Nambu Co., Ltd.	KT Service Nambu Co., Ltd.
Total assets	₩ 58,182	₩ 63,917	₩ 37,452
Type of Business	Opening services of fixed line
Total liabilities	₩ 51,460	55,548	27,939
Location	Korea
Operating revenues	₩ 264,776	₩ 266,148	230,088
Controlling percentage ownership	77.30%	77.30%
Profit (loss) for the year	₩ (456)	₩ 280	₩ 160
Closing month	December
KT Commerce Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Commerce Inc.
Type of Business	B2C, B2B service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.2 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.2
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.3 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.3
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.4 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.4
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.5 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.5
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BCVP Strategic Investment Fund Number One [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC-VP Strategic Investment Fund No.1
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card Co., Ltd.	BC Card Co., Ltd.	BC Card Co., Ltd.1
Total assets	₩ 3,084,398	₩ 3,912,982	₩ 3,722,379
Type of Business	Credit card business
Total liabilities	₩ 1,778,751	2,594,232	2,630,536
Location	Korea
Operating revenues	₩ 3,387,640	₩ 3,553,008	3,551,715
Controlling percentage ownership	69.50%	69.50%
Profit (loss) for the year	₩ 39,455	₩ 115,885	₩ 70,889
Closing month	December
VP Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	VP Inc.
Type of Business	Payment security service for credit card, others
Location	Korea
Controlling percentage ownership	50.90%	50.90%
Closing month	December
H&C Network [member]
Disclosure of subsidiaries [line items]
Subsidiary	H&C Network	H&C Network	H&C Network
Total assets	₩ 269,651	₩ 282,016	₩ 245,841
Type of Business	Call centre for financial sectors
Total liabilities	₩ 61,365	68,401	63,188
Location	Korea
Operating revenues	₩ 322,690	₩ 320,701	297,470
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 2,413	₩ (1,593)	₩ (15,944)
Closing month	December
BC Card China Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card China Co., Ltd.
Type of Business	Software development and data processing
Location	China
Controlling percentage ownership	100.00%	100.00%
Closing month	December
INITECH Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	INITECH Co., Ltd.
Type of Business	Internet banking ASP and security solutions
Location	Korea
Controlling percentage ownership	58.20%	58.20%
Closing month	December
Smartro Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Smartro Co., Ltd.
Type of Business	VAN (Value Added Network) business
Location	Korea
Controlling percentage ownership	64.50%	64.50%
Closing month	December
KTDS Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTDS Co., Ltd.	KTDS Co., Ltd.	KTDS Co., Ltd
Total assets	₩ 183,297	₩ 158,153	₩ 148,675
Type of Business	System integration and maintenance
Total liabilities	₩ 133,129	105,462	95,834
Location	Korea
Operating revenues	₩ 499,990	₩ 428,758	434,302
Controlling percentage ownership	95.50%	95.50%
Profit (loss) for the year	₩ 10,635	₩ 9,027	₩ 8,586
Closing month	December
KT M Hows Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M Hows Co., Ltd.	KT M Hows Co., Ltd.	KT M Hows Co., Ltd.
Total assets	₩ 104,704	₩ 74,326	₩ 60,197
Type of Business	Mobile marketing
Total liabilities	₩ 76,315	50,638	42,386
Location	Korea
Operating revenues	₩ 44,860	₩ 33,443	26,673
Controlling percentage ownership	90.00%	90.00%
Profit (loss) for the year	₩ 6,935	₩ 6,771	₩ 3,691
Closing month	December
KT M&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M&S Co., Ltd.	KT M&S Co., Ltd.	KT M&S Co., Ltd.
Total assets	₩ 231,260	₩ 248,142	₩ 228,073
Type of Business	PCS distribution
Total liabilities	₩ 197,306	215,777	207,740
Location	Korea
Operating revenues	₩ 661,533	₩ 813,498	791,652
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (485)	₩ 12,732	₩ 11,408
Closing month	December
GENIE Music Corporation K T Music Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	GENIE Music Corporation (KT Music Corporation)	GENIE Music Corporation (KT Music Corporation)	GENIE Music Corporation (KT Music Corporation)
Total assets	₩ 250,538	₩ 234,131	₩ 221,559
Type of Business	Online music production and distribution
Total liabilities	₩ 88,488	80,952	75,827
Location	Korea
Operating revenues	₩ 247,237	₩ 230,480	171,314
Controlling percentage ownership	36.20%	36.00%
Profit (loss) for the year	₩ 9,472	₩ 7,658	₩ 6,374
Closing month	December
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Bukbu Co., Ltd.	KT MOS Bukbu Co., Ltd.	KT MOS Bukbu Co., Ltd.
Total assets	₩ 32,167	₩ 33,376	₩ 14,121
Type of Business	Telecommunication facility maintenance
Total liabilities	₩ 26,070	28,841	10,571
Location	Korea
Operating revenues	₩ 67,975	₩ 63,761	16,543
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 1,473	₩ 353	₩ (782)
Closing month	December
KTMOS Nambu Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Nambu Co., Ltd.	KT MOS Nambu Co., Ltd.	KT MOS Nambu Co., Ltd.
Total assets	₩ 33,765	₩ 34,258	₩ 14,313
Type of Business	Telecommunication facility maintenance
Total liabilities	₩ 24,947	26,722	8,927
Location	Korea
Operating revenues	₩ 71,259	₩ 67,300	14,941
Controlling percentage ownership	98.40%	98.40%
Profit (loss) for the year	₩ 1,639	₩ 3,099	₩ (2,418)
Closing month	December
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.1
Total assets	₩ 919,476	₩ 848,276	₩ 816,001
Type of Business	Satellite broadcasting business
Total liabilities	₩ 175,039	142,839	149,841
Location	Korea
Operating revenues	₩ 706,631	₩ 704,996	694,059
Controlling percentage ownership	50.30%	50.30%
Profit (loss) for the year	₩ 58,190	₩ 56,008	₩ 52,010
Closing month	December
Skylife TV Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Skylife TV Co., Ltd.
Type of Business	TV contents provider
Location	Korea
Controlling percentage ownership	92.60%	92.60%
Closing month	December
KT Estate Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Estate Inc.	KT Estate Inc.	KT Estate Inc.1
Total assets	₩ 1,689,601	₩ 1,686,000	₩ 1,695,995
Type of Business	Residential building development and supply
Total liabilities	₩ 325,429	295,706	304,712
Location	Korea
Operating revenues	₩ 365,335	₩ 485,686	569,269
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 14,370	₩ 48,552	₩ 51,854
Closing month	December
KT AMC Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT AMC Co., Ltd.
Type of Business	Asset management and consulting services
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
NEXR Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	NEXR Co., Ltd.
Type of Business	Cloud system implementation
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KTGDH Co., Ltd. (KTSB Data service) [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTGDH Co., Ltd. (KTSB Data Service)	KTGDH Co., Ltd. (KTSB Data service)	KTGDH Co., Ltd. (KTSB Data service)
Total assets	₩ 11,003	₩ 10,437	₩ 8,632
Type of Business	Data centre development and related service
Total liabilities	₩ 1,669	1,628	523
Location	Korea
Operating revenues	₩ 4,282	₩ 3,977	4,627
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 538	₩ 344	₩ (9,576)
Closing month	December
KT Sat Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sat Co., Ltd.	KT Sat Co., Ltd.	KT Sat Co., Ltd.
Total assets	₩ 630,740	₩ 651,195	₩ 685,926
Type of Business	Satellite communication business
Total liabilities	₩ 92,791	127,523	173,513
Location	Korea
Operating revenues	₩ 173,693	₩ 168,376	137,186
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 14,753	₩ 16,497	₩ 4,921
Closing month	December
Nasmedia Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.
Total assets	₩ 422,039	₩ 356,236	₩ 303,112
Type of Business	Solution provider and IPTV advertisement sales business
Total liabilities	₩ 221,371	203,105	161,164
Location	Korea
Operating revenues	₩ 113,136	₩ 117,550	106,805
Controlling percentage ownership	44.00%	44.00%
Profit (loss) for the year	₩ 23,134	₩ 22,484	20,596
Closing month	December
KT sports [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sports Co., Ltd.	KT Sports Co., Ltd.
Total assets			9,560
Type of Business	Management of sports group
Total liabilities			6,376
Operating revenues			55,565
Profit (loss) for the year			₩ (154)
KT Sports Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sports Co., Ltd.		KT Sports Co., Ltd.
Total assets	₩ 26,572	₩ 15,603
Total liabilities	₩ 14,940	8,333
Location	Korea
Operating revenues	₩ 46,608	₩ 55,241
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (2,516)	₩ (464)
Closing month	December
KT music contents fund no.1 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Music Contents Fund No.1	KT Music Contents Fund No.1	KT Music Contents Fund No.1
Total assets	₩ 4,844	₩ 10,579	₩ 14,092
Type of Business	Music contents investment business
Total liabilities	₩ 1,525	1,677	1,035
Location	Korea
Operating revenues	₩ 243	₩ 521	559
Controlling percentage ownership	80.00%	80.00%
Profit (loss) for the year	₩ 84	₩ 345	₩ 294
Closing month	December
K T Music Contents Fund No.2 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Music Contents Fund No.2	KT Music Contents Fund No.2	KT Music Contents Fund No.2
Total assets	₩ 15,021	₩ 7,675	₩ 7,629
Type of Business	Music contents investment business
Total liabilities	₩ 285	279	281
Location	Korea
Operating revenues	₩ 169	₩ 331	150
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (116)	₩ 48	₩ (142)
Closing month	December
KT-Michigan global content fund [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT-Michigan Global Contents Fund	KT-Michigan Global Content Fund	KT-Michigan Global Content Fund
Total assets	₩ 10,382	₩ 11,688	₩ 12,741
Type of Business	Content investment business
Total liabilities	₩ 175	61	0
Location	Korea
Operating revenues	₩ 111	₩ 248	869
Controlling percentage ownership	88.60%	88.60%
Profit (loss) for the year	₩ (1,420)	₩ (1,113)	₩ (670)
Closing month	December
Autopion Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Autopion Co., Ltd.	Autopion Co., Ltd.	Autopion Co., Ltd.
Total assets	₩ 4,903	₩ 7,460	₩ 8,838
Type of Business	Information and communication service
Total liabilities	₩ 4,961	4,894	5,801
Location	Korea
Operating revenues	₩ 6,174	₩ 5,604	12,035
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (2,459)	₩ (302)	₩ 453
Closing month	December
KTCS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTCS Corporation	KTCS Corporation	KTCS Corporation
Total assets	₩ 384,919	₩ 378,171	₩ 350,280
Type of Business	Database and online information provider
Total liabilities	₩ 215,175	213,983	188,561
Location	Korea
Operating revenues	₩ 933,006	₩ 944,778	1,019,787
Controlling percentage ownership	31.90%	30.90%
Profit (loss) for the year	₩ 11,323	₩ 7,597	₩ 11,401
Closing month	December
KTIS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTIS Corporation	KTIS Corporation	KTIS Corporation
Total assets	₩ 294,289	₩ 305,798	₩ 229,246
Type of Business	Database and online information provider
Total liabilities	₩ 126,894	137,524	68,997
Location	Korea
Operating revenues	₩ 454,172	₩ 454,561	451,532
Controlling percentage ownership	30.80%	30.10%
Profit (loss) for the year	₩ 7,387	₩ 9,205	₩ 7,900
Closing month	December
KT M mobile Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M Mobile Co., Ltd.	KT M mobile Co., Ltd.	KT M mobile Co., Ltd.
Total assets	₩ 129,011	₩ 135,917	₩ 146,334
Type of Business	Special category telecommunications operator and sales of communication device
Total liabilities	₩ 27,281	30,603	35,335
Location	Korea
Operating revenues	₩ 163,472	₩ 161,720	172,674
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (3,617)	₩ (5,580)	₩ (10,085)
Closing month	December
KT Investment Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Investment Co., Ltd.	KT Investment Co., Ltd.	KT Investment Co., Ltd.
Total assets	₩ 115,627	₩ 73,463	₩ 74,580
Type of Business	Technology business finance
Total liabilities	₩ 93,695	56,212	58,040
Location	Korea
Operating revenues	₩ 47,801	₩ 13,375	8,095
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 4,680	₩ 847	₩ 247
Closing month	December
Whowho&Company Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Whowho&Company Co., Ltd.
Type of Business	Software development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
PlayD Co., Ltd. (N Search Marketing Co., Ltd.) [member]
Disclosure of subsidiaries [line items]
Subsidiary	PlayD Co., Ltd. (N Search Marketing Co., Ltd.)
Type of Business	Advertising agency
Location	Korea
Controlling percentage ownership	70.40%	100.00%
Closing month	December
Next Connect PFV [member]
Disclosure of subsidiaries [line items]
Subsidiary	Next Connect PFV	Next connect PFV	Next connect PFV
Total assets	₩ 394,268	₩ 385,412	₩ 385,769
Type of Business	Residential building development and supply
Total liabilities	₩ 37,271	24,275	34,370
Location	Korea
Operating revenues	₩ 26	₩ 1,590	143
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (7,101)	₩ (5,898)	₩ (12,449)
Closing month	December
KT Rwanda Networks Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.
Total assets	₩ 114,768	₩ 132,461	₩ 144,129
Type of Business	Network installation and management
Total liabilities	₩ 191,781	183,164	162,801
Location	Rwanda
Operating revenues	₩ 17,870	₩ 18,013	15,150
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ (34,610)	₩ (31,662)	₩ (29,238)
Closing month	December
AOS Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	AOS Ltd.	AOS Ltd.	AOS Ltd.
Total assets	₩ 11,812	₩ 12,337	₩ 14,018
Type of Business	System integration and maintenance
Total liabilities	₩ 3,875	3,993	4,952
Location	Rwanda
Operating revenues	₩ 5,719	₩ 6,982	6,300
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ 296	₩ (591)	₩ (680)
Closing month	December
KT Belgium [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Belgium	KT Belgium	KT Belgium
Total assets	₩ 87,608	₩ 93,321	₩ 90,172
Type of Business	Foreign investment business
Total liabilities		11	1
Location	Belgium
Operating revenues		₩ (81)	29
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (81)	₩ (64)	₩ (43)
Closing month	December
KT ORS Belgium [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT ORS Belgium	KT ORS Belgium
Total assets		₩ 6,913	₩ 6,709
Total liabilities		14	5
Profit (loss) for the year		₩ (43)	₩ (46)
Korea Telecom Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom Japan Co., Ltd.	Korea Telecom Japan Co., Ltd.	Korea Telecom Japan Co., Ltd.
Total assets	₩ 2,694	₩ 1,851	₩ 1,326
Type of Business	Foreign telecommunication business
Total liabilities	₩ 2,622	2,858	2,910
Location	Japan
Operating revenues	₩ 1,853	₩ 2,891	1,965
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 1	₩ 651	₩ (126)
Closing month	December
KBTO sp.zo.o. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KBTO sp.z o.o.	KBTO sp.zo.o.	KBTO sp.zo.o.
Total assets	₩ 438	₩ 1,767	₩ 1,364
Type of Business	Electronic communication business
Total liabilities	₩ 117	245	217
Location	Poland
Operating revenues	₩ 490	₩ 519	202
Controlling percentage ownership	97.40%	97.20%
Profit (loss) for the year	₩ (2,823)	₩ (3,457)	₩ (3,771)
Closing month	December
Korea Telecom China Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom China Co., Ltd.	Korea Telecom China Co., Ltd.	Korea Telecom China Co., Ltd.
Total assets	₩ 381	₩ 879	₩ 661
Type of Business	Foreign telecommunication business
Total liabilities	₩ 21	39	22
Location	China
Operating revenues	₩ 618	₩ 844	681
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (492)	₩ 192	₩ 10
Closing month	December
KT Dutch B.V. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Dutch B.V.	KT Dutch B.V.	KT Dutch B.V.
Total assets	₩ 29,585	₩ 31,003	₩ 31,693
Type of Business	Super iMax and East Telecom management
Total liabilities	₩ 10,109	50	41
Location	Netherlands
Operating revenues		₩ 26,782	191
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 6,061	₩ (242)	₩ 105
Closing month	December
Super iMax LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary		Super iMax LLC	Super iMax LLC
Total assets		₩ 3,568	₩ 4,150
Total liabilities		5,304	4,528
Operating revenues		4,604	4,845
Profit (loss) for the year		₩ (631)	₩ (424)
East Telecom LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	East Telecom LLC	East Telecom LLC	East Telecom LLC1
Total assets		₩ 20,857	₩ 16,590
Type of Business	Fixed line telecommunication business
Total liabilities		16,302	14,263
Location	Uzbekistan
Operating revenues		₩ 17,186	15,087
Controlling percentage ownership	91.60%	91.00%
Profit (loss) for the year		₩ 2,140	₩ 2,639
Closing month	December
Korea Telecom America, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom America, Inc.	Korea Telecom America, Inc.	Korea Telecom America, Inc.
Total assets	₩ 4,498	₩ 4,611	₩ 4,218
Type of Business	Foreign telecommunication business
Total liabilities	₩ 125	537	832
Location	USA
Operating revenues	₩ 6,808	₩ 6,808	7,554
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 712	₩ 572	₩ 350
Closing month	December
PT. KT Indonesia [member]
Disclosure of subsidiaries [line items]
Subsidiary		PT. KT Indonesia	PT. KT Indonesia
Total assets		₩ 8	₩ 8
PT BC card Asia Pacific [member]
Disclosure of subsidiaries [line items]
Subsidiary	PT. BC Card Asia Pacific
Type of Business	Software development and supply
Location	Indonesia
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Hongkong Telecommunications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hong Kong Telecommunications Co., Ltd.	KT Hongkong Telecommunications Co., Ltd.	KT Hongkong Telecommunications Co., Ltd.
Total assets	₩ 6,159	₩ 5,126	₩ 3,616
Type of Business	Fixed line communication business
Total liabilities	₩ 2,800	2,923	2,143
Location	Hong Kong
Operating revenues	₩ 16,386	₩ 13,321	9,990
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 1,308	₩ 586	₩ 351
Closing month	December
Korea Telecom Singapore Pte.Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom Singapore Pte. Ltd.
Type of Business	Foreign investment business
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Texnoprosistem LLP [member]
Disclosure of subsidiaries [line items]
Subsidiary	Texnoprosistem LLC
Type of Business	Fixed line internet business
Location	Uzbekistan
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Nasmedia Thailand Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Thailand Co., Ltd.
Type of Business	Internet advertising solution provider
Location	Thailand
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Huimangjieum [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Huimangjieum	KT Huimangjieum
Total assets	₩ 3,720	₩ 2,129
Type of Business	Manufacturing
Total liabilities	₩ 2,787	1,019
Location	Korea
Operating revenues	₩ 5,239	₩ 1,027
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (13)	₩ (390)
Closing month	December
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co. [member]
Disclosure of subsidiaries [line items]
Subsidiary	GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.	GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.
Total assets	₩ 5,703	₩ 6,285
Type of Business	Residential building investment and rent
Total liabilities	₩ 1,165	1,139
Location	Korea
Operating revenues	₩ 333	₩ 176
Controlling percentage ownership	68.10%	63.50%
Profit (loss) for the year	₩ 83	₩ 70
Closing month	December
K-REALTY RENTAL HOUSING REIT 3 [member]
Disclosure of subsidiaries [line items]
Subsidiary	K-REALTY RENTAL HOUSING REIT 3	K-REALTY RENTAL HOUSING REIT 3
Total assets		₩ 300
Type of Business	Residential building
Location	Korea
Controlling percentage ownership	88.60%	100.00%
Closing month	December
GENIE Music Corporation(KT Music Corporation) [member]
Disclosure of subsidiaries [line items]
Subsidiary	GENIE Music Corporation (KT Music Corporation)
Storywiz Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Storywiz Co., Ltd
Total assets	₩ 21,594
Type of Business	Content and software development and supply
Total liabilities	₩ 10,065
Location	Korea
Operating revenues	₩ 19,209
Controlling percentage ownership	100.00%
Profit (loss) for the year	₩ (1,954)
Closing month	December
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)
Total assets	₩ 138,220
Type of Business	Telecommunication facility construction and maintenance
Total liabilities	₩ 102,963
Location	Korea
Operating revenues	₩ 346,040
Controlling percentage ownership	100.00%
Profit (loss) for the year	₩ (8,461)
Closing month	December